Equity (Details) € / shares in Units, € in Thousands			6 Months Ended
	Jan. 15, 2021 EUR (€) shares	Jan. 15, 2021 $ / shares shares	Jun. 30, 2021 EUR (€) € / shares shares	Jun. 30, 2020 EUR (€)	Apr. 30, 2021 shares	Dec. 31, 2020 EUR (€) € / shares shares
Issued capital			€ 1,197			€ 983
Proceeds from issue of common shares			103,242	€ 21,785
Common shares
Issued capital			€ 1,197			€ 983
Number of shares outstanding | shares			119,731,915			98,287,333
Par value | € / shares			€ 0.01			€ 0.01
Number of shares issued | shares					173,482
At-the-market sales agreement
Number of shares issued | shares			1,200,000
Share issue transaction costs			€ 200
Proceeds from issue of common shares			€ 5,700
Public offering
Number of shares issued | shares	19,166,667	19,166,667
Share price | $ / shares		$ 6.00
Proceeds from issue of common shares	€ 88,700
Underwriting commissions	€ 6,100